KEYSTONE GLOBAL RESOURCES & DEVELOPMENT FUND

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 1997 (UNAUDITED)


 Shares                                                   Value
--------                                               -----------
COMMON STOCKS (90.1%)
                  AUSTRALIA (14.2%)
                  Finance & Insurance (0.7%)
 600,000          First Resources Development Fund    $       174,228
                                                      ---------------
                  Iron & Steel (4.0%)
 43,787           Broken Hill Proprietary Co. Ltd.            511,138
 38,055           CRA Limited                                 573,240
                                                      ---------------
                                                            1,084,378
                                                      ---------------
                  Metals & Mining (4.1%)
 102,000          North Limited                               360,979
 155,022          Western Mining Corp. Ltd.                   729,248
                                                      ---------------
                                                            1,090,227
                                                      ---------------
                  Oil / Energy (5.4%)
 119,800          Santos Ltd. - ADR                           617,479
 86,800           Woodside Petroleum                          830,000
                                                      ---------------
                                                            1,447,479
                                                      ---------------
                  TOTAL AUSTRALIA                           3,796,312
                                                      ===============
                  BRAZIL (1.7%)
                  Utilities - Telephone (1.7%)
 3,500            Telecomunicacoes Brasileiros S.A.ADR        450,625
                                                      ---------------
                  CANADA (16.0%)
                  Chemical & Agricultural Products (3.1%)
 10,500           Potash Corp of Saskatchewan Inc.            824,319
                                                      ---------------
                  Metals & Mining (8.3%)
 24,700           Alcan Aluminum Ltd.                         865,005
 23,300           Inco Limited                                582,733
 25,000         * Repadre Corp.                               138,381
 31,200           Teck Corp.                                  643,392
                                                      ---------------
                                                            2,229,511
                                                      ---------------
                  Oil / Energy (2.5%)
 25,100           Canadian Occidental Petroleum Ltd.          671,973
                                                      ---------------
                  Oil Field Services (2.1%)
 64,600         * Arakis Energy Corp.                         203,893
 30,000           Seven Seas Petroleum Inc.                   360,000
                                                      ---------------
                                                              563,893
                                                      ---------------
                  TOTAL CANADA                              4,289,696
                                                      ===============
                  FRANCE (3.6%)
                  Building, Construction &
                  Furnishings (1.1%)
 3,900            Lafarge                                     285,829
                                                      ---------------
                  Oil / Energy (2.5%)
 2,500            Societe Nationale Elf Aquitaine             333,746
 2,944            Total S.A.                                  336,945
                                                      ---------------
                                                              670,691
                                                      ---------------
                  TOTAL FRANCE                                956,520
                                                      ===============
                  MEXICO (2.3%)
                  Metals & Mining (2.3%)
 130,000          Industrias Penoles S.A. de CV               627,413
                                                      ---------------
                  PERU (1.6%)
                  Metals & Mining (1.6%)
 47,370           Minas Buenaventura                          428,769
                                                      ---------------
                  SWEDEN (2.9%)
                  Electrical Equipment & Services (2.9%)
 55,210           AAB, Series B                               778,579
                                                      ---------------
                  THAILAND (0.7%)
                  Construction & Minong Equipment (0.7%)
 52,500           Siam City Cement Public Co., Ltd.           188,017
                                                      ---------------
                  UNITED KINGDOM (5.7%)
                  Iron & Steel (2.1%)

                 KEYSTONE GLOBAL RESOURCES & DEVELOPMENT FUND

                         SEPTEMBER 30, 1997 (UNAUDITED)


 Shares                                                   Value
--------                                               -----------

 192,000          British Steel PLC                           556,351
                                                      ---------------
                  Metals & Mining (2.4%)
 41,539           RTZ Corp.                                   659,099
                                                      ---------------
                  Conglomerates (1.2%)
 171,000          Lonrho PLC                                  318,477
                                                      ---------------
                  TOTAL UNITED KINGDOM                      1,533,927
                                                      ===============
                  UNITED STATES (41.4%)
                  Building, Construction &
                  Furnishings (1.6%)
 8,200            Fluor Corp.                                 439,725
                                                      ---------------
                  Chemical & Agricultural Products (3.6%)
 30,600           AGCO Corp.                                  969,638
                                                      ---------------
                  Forest Products (1.7%)
 7,600            Weyerhaeuser Co.                            451,250
                                                      ---------------
                  Industrial Specialty Products & Services (1.5%)
 7,500            Deere & Co.                                 403,125
                                                      ---------------
                  Iron & Steel (1.9%)
 10,000           Nucor Corp.                                 526,875
                                                      ---------------
                  Metals & Mining (5.3%)
 10,000           Aluminum Company of America                 820,000
 7,500            Freeport Mcmoran Copper & Gold              216,094
 10,000           Homestake Mining Co.                        153,125
 5,000            Newmont Mining Corp.                        224,687
                                                      ---------------
                                                            1,413,906
                                                      ---------------
                  Machinery - Diversified (4.6%)
 16,800           Caterpillar Inc.                            906,150
 7,500            Lindsay Manufacturing Co.                   319,687
                                                      ---------------
                                                            1,225,837
                                                      ---------------
                  Oil / Energy (6.1%)
 11,000           Halliburton Co.                             572,000
 5,000            Texaco, Inc.                                307,188
 5,500          * Triton Energy Corp. Ltd.                    227,906
 12,000           Unocal Corp.                                519,000
                                                      ---------------
                                                            1,626,094
                                                      ---------------
                  Oil Field Services (13.7%)
 9,000          * BJ Services Co., Inc.                        668,250
 21,000         * Diamond Offshore Drilling, Inc.            1,158,938
 13,800           Schlumberger Ltd.                          1,161,787
 11,500           Tidewater Inc.                               681,375
                                                       ---------------
                                                             3,670,350
                                                       ---------------
                  Telecommunication Services & Equipment (1.4%)
 4,000            Nokia Corp. ADR                              375,250
                                                       ---------------
                  TOTAL UNITED STATES                       11,102,050
                                                       ===============
                  TOTAL COMMON STOCKS
                  (Cost---$17,980,774)                     $24,151,908
                                                       ===============
                  PREFERRED STOCKS (6.6%)
                  BRAZIL (6.6%)
                  Iron & Steel (3.4%)
 5,970,000     *  Caemi Min E Metal                           337,858
 23,588           Vale do Rio Doce Navegacao S.A.             576,808
                                                      ---------------
                                                              914,666
                                                      ---------------
                  Oil / Energy (1.7%)
 1,580,000        Petrol Brasileiros                          449,966
                                                      ---------------
                  Utilities - Electric (1.5%)
 690,000       *  Eletrobras                                  390,482
                                                      ---------------
                  TOTAL BRAZIL                              1,755,114
                                                      ===============
                  TOTAL PREFERRED STOCKS
                  (Cost---$1,219,681)                      $1,755,114
                                                      ===============

                 KEYSTONE GLOBAL RESOURCES & DEVELOPMENT FUND

                         SEPTEMBER 30, 1997 (UNAUDITED)

Principal
 Amount                                                   Value
--------                                               -----------


                  CONVERTIBLE DEBENTURES (0.0%)
                  BRAZIL (0.0%)
                  Iron & Steel (0.0%)
$23,588           Vale do Rio Doce Navegacao S.A.                   2
                                                      ---------------
                  TOTAL CONVERTIBLE
                  DEBENTURES(0.0%)                                 $2
                                                      ===============
   Shares
------------
 PUT OPTION PURCHASED (0.0%)
                  AUSTRALIA (0.0%)
                  Options (0.0%)
 600,000          First Resources Development Fund,
                    options, expire December 1997*              6,098
                                                      ---------------

                  TOTAL PUT OPTION
                    PURCHASED (0.0%)                           $6,098
                                                      ===============

  Principal
   Amount
-------------

 REPURCHASE AGREEMENT (3.9%)
 1,056,000        Keystone Joint Repurchase Agreement
                  Investments in repurchase agreements,
                  in a joint trading account purchased
                  9/30/97, 6.15%, maturing 10/1/97, maturity
                  value $1,056,178 (cost, $1,056,000).**   $1,056,000
                                                      ===============
                  TOTAL INVESTMENTS
                   (Cost $20,256,455) (100.6%)             26,969,122

                  OTHER ASSETS AND LIABILITIES-
                    NET ((0.6%))                             (163,528)

                  NET ASSETS (100%)                       $26,805,594
                                                       ==============

*  Non-income producing securities
** The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at September 30, 1997.


Legend of Portfolio Abbreviations:
ADR-American Depository Receipts

See Notes to Financial Statements.

                  KEYSTONE GLOBAL RESOURCES & DEVELOPMENT FUND

                        September 30, 1997 - (unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                                                                Unrealized
Exchange                                          U.S. Value at             In Exchange         Appreciation
Date                                              September 30, 1997        for U.S. $          (Depreciation)
--------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts to Sell:
                         Contracts to Deliver
--------------------------------------------------------------------------------------------------------------
10/9/97        2,124,832  Australian Dollar        $1,542,850                $1,581,300            $38,450
11/3/97        2,560,355  French Franc                432,548                   416,000            (16,548)
                                                                                                 ----------
Unrealized appreciation on forward foreign currency exchange contracts                             $21,902
                                                                                                 ==========

Keystone Global Resources and Development Fund

FINANCIAL HIGHLIGHTS-CLASS A SHARES
(For a share outstanding throughout each period)

                                                                                                         October 7, 1994
                                                            Six Months Ended                            (Commencement of
                                                           September 30, 1997    Year Ended March 31,      operations) to
                                                              (Unaudited)          1997        1996         March 31, 1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                           $  12.11           $ 10.74      $  9.02         $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04             (0.04)       (0.04)              0 (b)
  Net realized and unrealized gain (loss) on
     investments and foreign currency related transactions        1.62              1.41         1.76           (0.98)
-------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                             1.66              1.37         1.72           (0.98)
-------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                                 $  13.77           $ 12.11      $ 10.74         $  9.02
-------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                  13.71%            12.76%       19.07%          (9.80%)
Ratios/supplemental data
Ratios to average net assets:
  Expenses                                                        1.93%(c)          2.40%        2.38%           2.77%(c)
  Expenses excluding indirectly paid expenses                     1.92%(c)          2.39%        2.37%            N/A
  Net investment income (loss)                                    0.15%(c)         (0.45%)      (0.41%)         (0.07%)(c)
Portfolio turnover rate                                             11%               39%          40%             13%
Average commission rate paid                                  $   0.0052         $  0.0023    $ 0.0025            N/A
Net assets, end of period (thousands)                         $    4,418         $   4,462    $  4,574         $4,890
-------------------------------------------------------------------------------------------------------------------------

(a) Excluding applicable sales charges.
(b) Represents less than $0.01 per share.
(c) Annualized.

-------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

Keystone Global Resources and Development Fund

FINANCIAL HIGHLIGHTS-CLASS B SHARES
(For a share outstanding throughout each period)

                                                                                                           October 7, 1994
                                                              Six Months Ended                             (Commencement of
                                                             September 30, 1997    Year Ended March 31,    operations) to
                                                                 (Unaudited)          1997        1996     March 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                  $ 11.89        $ 10.62    $   8.99       $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                                  (0.05)         (0.14)      (0.13)        (0.03)
  Net realized and unrealized gain (loss) on investments and foreign
     currency related transactions                                      1.64           1.41        1.76         (0.98)
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                   1.59           1.27        1.63         (1.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                                        $ 13.48        $ 11.89    $  10.62       $  8.99
-----------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                        13.37%         11.96%      18.13%       (10.10%)
Ratios/supplemental data
Ratios to average net assets:
  Expenses                                                              2.70%(b)       3.16%       3.13%         3.55%(b)
  Expenses excluding indirectly paid expenses                           2.69%(b)       3.15%       3.12%          N/A
  Net investment loss                                                  (0.64%)(b)     (1.22%)     (1.16%)       (0.80%)(b)
Portfolio turnover rate                                                   11%            39%         40%           13%
Average commission rate paid                                         $  0.0052      $0.0023    $ 0.0025           N/A
Net assets, end of period (thousands)                                $  17,657      $17,208    $ 15,161       $ 4,688
-----------------------------------------------------------------------------------------------------------------------------------


(a) Excluding applicable sales charges.
(b) Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

Keystone Global Resources and Development Fund

FINANCIAL HIGHLIGHTS-CLASS C SHARES
(For a share outstanding throughout each period)

                                                                                                           October 7, 1994
                                                              Six Months Ended                             (Commencement of
                                                             September 30, 1997    Year Ended March 31,    operations) to
                                                                 (Unaudited)          1997        1996     March 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                            $    11.89         $10.62          $  8.99       $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                               (0.05)         (0.10)           (0.10)        (0.03)
  Net realized and unrealized gain (loss)
    on investments and foreign currency related transactions         1.63           1.37             1.73         (0.98)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                 1.58           1.27             1.63         (1.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                                  $    13.47         $11.89          $ 10.62       $  8.99
-----------------------------------------------------------------------------------------------------------------------------------
 Total return(a)                                                    13.29%         11.96%           18.13%       (10.10%)
Ratios/supplemental data
Ratios to average net assets:
  Expenses                                                           2.71%(b)       3.13%            3.13%         3.51%(b)
  Expenses excluding indirectly paid expenses                        2.70%(b)       3.12%            3.12           N/A
  Net investment loss                                               (0.64%)(b)     (1.27%)          (1.16%)       (0.93%)(b)
Portfolio turnover rate                                             11%               39%              40%           13%
Average commission rate paid                                   $0.0052            $0.0023         $0.0025           N/A
Net assets, end of period (thousands)                          $ 4,731            $ 4,567         $ 2,023       $ 1,393
-----------------------------------------------------------------------------------------------------------------------------------

(a) Excluding applicable sales charges
(b) Annualized.

-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Keystone Global Resources and Development Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997 (Unaudited)


---------------------------------------------------------------------------------------
Assets:
 Investments at value (identified cost - $20,256,455)                     $ 26,969,122
 Foreign currency holdings (identified cost -$6,714)                             6,713
 Cash                                                                              625
 Dividends and interest receivable                                              60,040
 Unrealized appreciation on forward foreign currency exchange contracts         38,450
 Receivable for Fund shares sold23,653 Deferred organization expense            13,823
 Foreign tax reclaim receivable                                                 11,576
 Prepaid expenses and other assets                                              43,082
---------------------------------------------------------------------------------------
 Total assets                                                               27,167,084
---------------------------------------------------------------------------------------
Liabilities:
 Payable for Fund shares redeemed                                              309,261
 Due to affiliates                                                              22,492
 Unrealized depreciation on forward foreign currency exchange contracts         16,548
 Foreign taxes withheld                                                            204
 Accrued expenses and other liabilities                                         12,985
---------------------------------------------------------------------------------------
 Total liabilities                                                             361,490
---------------------------------------------------------------------------------------
Net assets                                                                $ 26,805,594
---------------------------------------------------------------------------------------
Net assets represented by
 Paid-in-capital                                                          $ 17,926,324
 Accumulated net investment loss                                              (101,634)
 Accumulated net realized gain on investments and foreign
     currency related  transactions                                          2,247,379
 Net unrealized appreciation on investments and foreign
     currency related transactions                                           6,733,525
---------------------------------------------------------------------------------------
 Total net assets                                                         $ 26,805,594
---------------------------------------------------------------------------------------
Net asset value per share:
 Class A Shares
    Net assets of ($4,417,712 / 320,781 shares outstanding)               $      13.77
    Offering price (based on sales charge of 4.75%)                       $      14.46
 Class B Shares
    Net assets of ($17,657,241 / 1,310,124 shares outstanding)            $      13.48
 Class C Shares
    Net assets of ($4,730,641 / 351,136 shares outstanding)               $      13.47
---------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------
See Notes to Financial Statements

Keystone Global Resources and Development Fund

STATEMENT OF OPERATIONS
Six Months Ended September 30, 1997 (Unaudited)

--------------------------------------------------------------------------------------
Investment income
  Dividends (net of withholding tax of $24,172)                            $  272,911
  Interest                                                                      7,226
--------------------------------------------------------------------------------------
     Total income                                                             280,137
--------------------------------------------------------------------------------------
Expenses
  Management fee                                                           $  135,321
  Distribution Plan expenses                                                  117,781
  Transfer agent fee                                                           35,167
  Custodian fees                                                               21,822
  Amortization of organization expenses                                          7,095
  Administrative service fees                                                   1,199
  Trustees fees                                                                   991
  Miscellaneous expenses                                                       30,630
--------------------------------------------------------------------------------------
     Total expenses                                                           350,006
--------------------------------------------------------------------------------------
  Less: Indirectly paid expenses                                               (1,290)
--------------------------------------------------------------------------------------
     Net expenses                                                             348,716
--------------------------------------------------------------------------------------
  Net investment loss                                                         (68,579)
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency related transactions
  Net realized gain on investments                                          1,754,976
  Net realized gain on foreign currency related transactions                  130,705
--------------------------------------------------------------------------------------
  Net realized gain on investments and foreign currency related
     transactions                                                           1,885,681
--------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation) on investments
     and foreign currency related transactions                              1,574,933
--------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
     and foreign currency related transactions                              3,460,614
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $2,392,035
--------------------------------------------------------------------------------------
See Notes to Financial Statements

Keystone Global Resources and Development Fund

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     Six Months Ended
                                                                                    September 30, 1997     Year Ended
                                                                                         (Unaudited)     March 31, 1997
-------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment loss                                                                  $    (68,579)   $   (261,955)
   Net realized gain on investments and foreign currency related
     transactions                                                                          1,885,681       1,096,497
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency related transactions                                             1,574,933       1,919,418
-------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                                 3,392,035       2,753,960
-------------------------------------------------------------------------------------------------------------------------
Capital share transactions
   Proceeds from shares sold                                                               1,565,221       9,241,182
   Payments for shares redeemed                                                           (4,388,784)     (7,515,475)
-------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from capital share transactions     (2,823,563)      1,725,707
-------------------------------------------------------------------------------------------------------------------------
         Total increase in net assets                                                        568,472       4,479,667
-------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                                    26,237,122      21,757,455
-------------------------------------------------------------------------------------------------------------------------
   End of period Including accumulated net investment loss
      as follows: 9/30/97 - ($101,634) and 3/31/97 - ($33,055)                          $ 26,805,594    $ 26,237,122
-------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements


KEYSTONE GLOBAL RESOURCES AND DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

(1) Significant Accounting Policies

Keystone Global Resources and Development Fund, (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company.

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A.  Valuation of Securities
The Fund values investments traded on an established exchange on the basis of the last sales price on the exchange where primarily traded. The Fund values securities traded in the over-the-counter market at the mean between the bid and asked prices. Securities for which market quotations are not available, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B.  Repurchase Agreements
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C.  Foreign Currency

The books and records of the Fund are maintained in United States ("U.S.") dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received are reflected in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

D.  Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and are marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E.  Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued as applicable.

F.  Federal Income Taxes
The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net taxable capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income or excise tax is required.

G.  Distributions
The Fund distributes net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of net operating losses generated by the Fund.

H.  Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

I.  Organization Expenses
Organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

(2.)  Capital Share Transactions
The Fund has an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B, and Class C. Transactions in shares of the Fund were as follows:


                                Six Months Ended              Year Ended
                               September 30, 1997           March 31, 1997
                            -----------------------    -------------------------
Class A                       Shares       Amount        Shares       Amount
--------------------------------------------------------------------------------
Shares sold                   17,048       215,635        99,899     1,149,694

Shares redeemed              (64,648)     (852,821)     (157,432)   (1,830,659)
--------------------------------------------------------------------------------
Net decrease                 (47,600)     (637,186)      (57,533)     (680,965)
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
Shares sold                   77,332     1,004,257       391,020     4,494,545

Shares redeemed             (214,025)   (2,748,180)     (371,723)   (4,250,880)
--------------------------------------------------------------------------------
Net increase (decrease)     (136,693)   (1,743,923)       19,297       243,665
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                   27,295       345,329       317,784     3,596,943

Shares redeemed              (60,140)     (787,783)     (124,231)   (1,433,936)
--------------------------------------------------------------------------------
Net increase (decrease)      (32,845)     (442,454)      193,553     2,163,007
--------------------------------------------------------------------------------

(3.)  Securities Transactions
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and foreign cash) for the six months ended September 30, 1997 were $2,941,483 and $5,940,846, respectively.


(4.)  Distribution Plan
Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund's principal underwriter.

The Fund has adopted Distribution Plans for each class of shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution Plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.

With respect to Class B and Class C shares, the principal underwriter may pay distribution costs greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

During the year ended September 30, 1997, amounts paid to EKD and/or EKIS pursuant to each Fund's Class A, Class B and Class C Distribution Plans were $5,101, $88,252, and $24,428, respectively.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been provided while the Distribution Plan was in effect.

EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

(5.) Investment Advisory Agreement and Other Affiliated Transactions Keystone, a subsidiary of First Union Corporation ("First Union"), is the investment advisor for the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee, calculated daily and paid monthly, at an annual rate of 1.00% of the aggregate net asset value of the Fund. Keystone has entered into a Sub-Investment Advisory Agreement with Equitilink International Management Limited ("EIML"), under which EIML provides Keystone with investment research and advice and may provide investment supervision or furnish an investment program for certain assets of the Fund. For its services, EIML receives from Keystone a monthly fee equal to (1) 20% of Keystone's net fee for such month for services rendered in a non-discretionary capacity, plus (2) 10% of Keystone's net fee for such month for services rendered in a discretionary capacity.

During the year ended September 30, 1997, the Fund paid or accrued $1,199, to Keystone for certain administrative services.

Evergreen Keystone Services Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.

BISYS Fund Services, Inc., an affiliate of EKD, serves as the Fund's sub-administrator. As sub-administrator, BISYS Fund Services, Inc. provides the officers of the Fund. For this service, BISYS Fund Services, Inc. is paid a fee by Keystone, which is not a Fund expense.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

(6.)  Expense Offset Arrangement
The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.